Segment information and operations by geographic area (Tables)	12 Months Ended
Dec. 31, 2016
Segment information and operations by geographic area
Schedule of results of operations of the segments and reconciliation with consolidated results of operations

	Year Ended December 31, 2016
	RMB
	Manufacturing	Solar projects	Elimination*	Total
Revenues—third parties	15,580,576	156,300	—	15,736,876
Revenues—intersegment	974,835	—	(974,835)	—
Gross profit— third parties	2,225,215	68,326	—	2,293,541
Gross profit—intersegment	213,663	—	(213,663)	—
Depreciation, depletion, and amortization expense	(837,842)	(74,857)	—	(912,699)
Interest expense	(215,675)	(68,659)	—	(284,334)
Interest income	18,509	341	—	18,850
Income/(loss) before income taxes	1,106,227	(49,653)	(213,663)	842,911

Total assets	16,421,270	3,633,553	(1,023,567)	19,031,256

	Year Ended December 31, 2015
	RMB
	Manufacturing	Solar projects	Elimination*	Total
Revenues—third parties	13,461,181	64,226	—	13,525,407
Revenues—intersegment	263,332	—	(263,332)	—
Gross profit— third parties	2,258,099	34,490	—	2,292,589
Gross profit—intersegment	59,599	—	(59,599)	—
Depreciation, depletion, and amortization expense	(771,986)	(25,685)	—	(797,671)
Interest expense	(218,759)	(30,623)	—	(249,382)
Interest income	25,321	250	—	25,571
Income/(loss) before income taxes	880,393	(48,992)	(59,599)	771,802

Total assets	15,318,101	1,277,414	(289,612)	16,305,903

	Year Ended December 31, 2014
	RMB
	Manufacturing	Solar projects	Elimination*	Total
Revenues—third parties	11,295,523	—	—	11,295,523
Revenues—intersegment	690,593	—	(690,593)	—
Gross profit— third parties	1,756,495	—	—	1,756,495
Gross profit—intersegment	175,704	—	(175,704)	—
Depreciation, depletion, and amortization expense	(685,345)	—	—	(685,345)
Interest expense	(229,665)	—	—	(229,665)
Interest income	28,169	44	—	28,213
Income/(loss) before income taxes	701,363	(5,619)	(175,704)	520,040

Total assets	14,193,590	791,884	(501,696)	14,483,778

*Elimination refers to (1) the elimination of revenue and profit from the sale of solar modules from manufacturing segment to solar project segment; (2) the elimination of unsettled receivables from manufacturing segment and unsettled payables from solar projects segment resulting from the above sales of solar modules.

Schedule of Group's net revenue generated from different geographic locations

	Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
China	3,741,732	5,819,828	8,080,921
Outside China:
Japan	3,852,572	2,437,507	1,401,243
Rest of the world	3,701,219	5,268,072	6,254,712

Total outside China	7,553,791	7,705,579	7,655,955

Total net revenue	11,295,523	13,525,407	15,736,876